Contents of Significant Accounts - Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 129,941,703
Depreciation	41,328,374	$ 1,344,887	$ 44,179,632	$ 46,163,693
Ending balance	170,982,066	$ 5,564,011	129,941,703
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	127,989,504
Ending balance	169,163,819		127,989,504
Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,952,199
Ending balance	1,818,247		1,952,199
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	966,403,970		934,074,194
Additions	72,596,881		38,284,083
Disposals	6,560,736		3,636,773
Transfers and reclassifications	7,734,514		4,479,497
Exchange effect	16,266,978		(6,797,031)
Ending balance	1,056,441,607		966,403,970	934,074,194
Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,284,102		4,351,979
Disposals	660
Transfers and reclassifications	20,681		(47,516)
Exchange effect	25,547		(20,361)
Ending balance	4,329,670		4,284,102	4,351,979
Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(838,414,466)		(803,346,667)
Depreciation	40,471,553		43,346,944
Disposals	(6,430,846)		(3,606,726)
Transfers and reclassifications	(4,928)		127,058
Exchange effect	14,827,543		(4,799,477)
Ending balance	(887,277,788)		(838,414,466)	(803,346,667)
Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,331,903)		(2,304,843)
Depreciation	154,873		161,477
Disposals	(660)
Transfers and reclassifications	6,395		(127,058)
Exchange effect	18,912		(7,359)
Ending balance	(2,511,423)		(2,331,903)	(2,304,843)
Land [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,491,343
Ending balance	1,470,216		1,491,343
Land [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	549,010
Ending balance	545,787		549,010
Land [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,491,343		1,690,613
Transfers and reclassifications			(96,439)
Exchange effect	(21,127)		(102,831)
Ending balance	1,470,216		1,491,343	1,690,613
Land [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	549,010		459,622
Transfers and reclassifications			96,439
Exchange effect	(3,223)		(7,051)
Ending balance	545,787		549,010	459,622
Land [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0		0
Land [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0		0
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,642,511
Ending balance	14,866,263		15,642,511
Buildings [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,327,276
Ending balance	1,240,435		1,327,276
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	36,827,480		37,257,510
Additions	325,943
Disposals	69,897		20,455
Transfers and reclassifications	219,666		114,081
Exchange effect	294,577		(523,656)
Ending balance	37,597,769		36,827,480	37,257,510
Buildings [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,422,389		2,451,311
Transfers and reclassifications	(1,226)		(18,542)
Exchange effect	22,084		(10,380)
Ending balance	2,443,247		2,422,389	2,451,311
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(21,184,969)		(19,851,288)
Depreciation	1,443,545		1,474,241
Disposals	(69,489)		(20,455)
Transfers and reclassifications	161		1,645
Exchange effect	172,320		(121,750)
Ending balance	(22,731,506)		(21,184,969)	(19,851,288)
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,095,113)		(1,007,545)
Depreciation	94,644		94,130
Transfers and reclassifications	(161)		(1,645)
Exchange effect	13,216		(4,917)
Ending balance	(1,202,812)		(1,095,113)	(1,007,545)
Machinery and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	86,901,818
Ending balance	96,081,903		86,901,818
Machinery and equipment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	0
Machinery and equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	897,806,699		871,569,325
Disposals	6,391,003		3,587,695
Transfers and reclassifications	46,548,734		35,718,256
Exchange effect	15,855,258		(5,893,187)
Ending balance	953,819,688		897,806,699	871,569,325
Machinery and equipment [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0		125,413
Transfers and reclassifications	6,345		(125,413)
Ending balance	6,345		0	125,413
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(810,904,881)		(777,687,345)
Depreciation	38,565,229		41,329,061
Disposals	(6,331,532)		(3,580,477)
Transfers and reclassifications	(4,913)		125,413
Exchange effect	14,604,120		(4,656,461)
Ending balance	(857,737,785)		(810,904,881)	(777,687,345)
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0		(125,413)
Transfers and reclassifications	6,345		(125,413)
Exchange effect	0
Ending balance	6,345		0	(125,413)
Transportation equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,851
Ending balance	13,326		8,851
Transportation equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,959		54,898
Disposals			791
Transfers and reclassifications	8,154		2,158
Exchange effect	810		(306)
Ending balance	64,923		55,959	54,898
Transportation equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(47,108)		(42,732)
Depreciation	3,946		5,310
Disposals			(791)
Exchange effect	543		(143)
Ending balance	(51,597)		(47,108)	(42,732)
Furniture and fixtures [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,082,791
Ending balance	1,364,476		1,082,791
Furniture and fixtures [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	75,913
Ending balance	32,025		75,913
Furniture and fixtures [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,305,174		6,908,778
Disposals	27,782		5,010
Transfers and reclassifications	730,317		433,504
Exchange effect	54,284		(32,098)
Ending balance	8,061,993		7,305,174	6,908,778
Furniture and fixtures [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,312,703		1,315,633
Disposals	660
Transfers and reclassifications	15,562
Exchange effect	6,686		(2,930)
Ending balance	1,334,291		1,312,703	1,315,633
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,222,383)		(5,715,339)
Depreciation	456,017		531,085
Disposals	(27,421)		(5,003)
Transfers and reclassifications	(176)
Exchange effect	46,714		(19,038)
Ending balance	(6,697,517)		(6,222,383)	(5,715,339)
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,236,790)		(1,171,885)
Depreciation	60,229		67,347
Disposals	(660)
Transfers and reclassifications	211
Exchange effect	5,696		(2,442)
Ending balance	(1,302,266)		(1,236,790)	(1,171,885)
Leasehold improvement [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,157
Ending balance	3,692		6,157
Leasehold improvement [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	61,282		63,774
Disposals	2,414
Transfers and reclassifications	421		204
Exchange effect	3,786		(2,696)
Ending balance	63,075		61,282	63,774
Leasehold improvement [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(55,125)		(49,963)
Depreciation	2,816		7,247
Disposals	(2,404)
Exchange effect	3,846		(2,085)
Ending balance	(59,383)		(55,125)	(49,963)
Construction in progress and equipment awaiting inspection [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,856,033
Ending balance	55,363,943		22,856,033
Construction in progress and equipment awaiting inspection [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,856,033		16,529,296
Additions	72,270,938		38,284,083
Disposals	69,640		22,822
Transfers and reclassifications	(39,772,778)		(31,692,267)
Exchange effect	79,390		(242,257)
Ending balance	55,363,943		22,856,033	$ 16,529,296
Construction in progress and equipment awaiting inspection [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	$ 0		$ 0